Other Receivables and Current Assets (Tables)	12 Months Ended
Jun. 30, 2022
Other Receivables [Abstract]
Schedule of Other receivables and current assets
	As of June 30,
	2021	2022	2022
	RMB	RMB	US$

Advances to staff	972	855	128
Prepayments to service providers	6,190	5,252	784
Rental deposits	6,729	5,523	825
Income tax prepayments	-	2,666	398
Other	778	2	-
Other receivables and current assets	14,669	14,298	2,135